RETIREMENT BENEFIT PLANS - Movements in Present Value of Defined Benefit Obligation (Details) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Remeasurement:
Actuarial loss arising from experience adjustments	$ (539.5)	$ (911.7)	$ (68.3)
Actuarial (gain) loss arising from changes in financial assumptions	(336.5)	281.5	(571.3)
Actuarial loss arising from changes in demographic assumptions	(581.5)	0.0	0.0
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Balance, beginning of year	18,332.2	17,995.1	17,484.0
Current service cost	150.5	153.0	139.1
Interest expense	281.1	242.8	304.0
Remeasurement:
Actuarial loss arising from experience adjustments	539.5	911.7	68.3
Actuarial (gain) loss arising from changes in financial assumptions	336.5	(281.5)	571.3
Actuarial loss arising from changes in demographic assumptions	581.5	0.0	0.0
Benefits paid from plan assets	(803.3)	(679.1)	(556.5)
Benefits paid directly by the Company	(78.9)	(9.8)	(15.1)
Balance, end of year	$ 19,339.1	$ 18,332.2	$ 17,995.1